Exhibit 99.1

World Omni Auto Receivables Trust 2025-A
Monthly Servicer Certificate
March 31, 2025

Dates Covered
Collections Period	03/01/25 - 03/31/25
Interest Accrual Period	03/17/25 - 04/14/25
30/360 Days	30
Actual/360 Days	29
Distribution Date	04/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/25	1,150,810,145.54	43,741
Yield Supplement Overcollateralization Amount 02/28/25	73,602,608.37	0
Receivables Balance 02/28/25	1,224,412,753.91	43,741
Principal Payments	43,971,424.45	1,271
Defaulted Receivables	263,660.12	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/25	70,028,526.54	0
Pool Balance at 03/31/25	1,110,149,142.80	42,461

Pool Statistics	$ Amount	# of Accounts
Pool Factor	90.39%
Prepayment ABS Speed	1.86%
Aggregate Starting Principal Balance	1,305,673,100.29	45,263

Delinquent Receivables:
Past Due 31-60 days	8,320,737.76	266
Past Due 61-90 days	1,521,202.91	50
Past Due 91-120 days	510,386.63	16
Past Due 121+ days	0.00	0
Total	10,352,327.30	332

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.88%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.17%
Delinquency Trigger Occurred	NO

Recoveries	172,000.46
Aggregate Net Losses/(Gains) - March 2025	91,659.66
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.09%
Prior Net Losses/(Gains) Ratio	0.07%
Second Prior Net Losses/(Gains) Ratio	0.05%
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.02%

Overcollateralization Target Amount	9,991,342.29
Actual Overcollateralization	9,991,342.29
Weighted Average Contract Rate	6.62%
Weighted Average Contract Rate, Yield Adjusted	9.52%
Weighted Average Remaining Term	58.68

Flow of Funds	$ Amount
Collections	50,559,939.40
Investment Earnings on Cash Accounts	16,753.10
Servicing Fee	(1,020,343.96)
Transfer to Collection Account	-
Available Funds	49,556,348.54

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,145,886.75
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	155,617.33
(5) Noteholders' Second Priority Principal Distributable Amount	11,923,711.43
(6) Class C Interest	79,187.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,380,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,991,342.29
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,880,603.57

Total Distributions of Available Funds	49,556,348.54

Servicing Fee	1,020,343.96
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,220,000.00
Original Class B	36,760,000.00
Original Class C	18,380,000.00

Total Class A, B, & C
Note Balance @ 03/17/25	1,140,452,854.23
Principal Paid	40,295,053.72
Note Balance @ 04/15/25	1,100,157,800.51

Class A-1
Note Balance @ 03/17/25	156,492,854.23
Principal Paid	40,295,053.72
Note Balance @ 04/15/25	116,197,800.51
Note Factor @ 04/15/25	48.1349629%

Class A-2a
Note Balance @ 03/17/25	309,760,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	309,760,000.00
Note Factor @ 04/15/25	100.0000000%

Class A-2b
Note Balance @ 03/17/25	110,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	110,000,000.00
Note Factor @ 04/15/25	100.0000000%

Class A-3
Note Balance @ 03/17/25	419,760,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	419,760,000.00
Note Factor @ 04/15/25	100.0000000%

Class A-4
Note Balance @ 03/17/25	89,300,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	89,300,000.00
Note Factor @ 04/15/25	100.0000000%

Class B
Note Balance @ 03/17/25	36,760,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	36,760,000.00
Note Factor @ 04/15/25	100.0000000%

Class C
Note Balance @ 03/17/25	18,380,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	18,380,000.00
Note Factor @ 04/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,380,691.25
Total Principal Paid	40,295,053.72
Total Paid	44,675,744.97

Class A-1
Coupon	4.41100%
Interest Paid	556,066.93
Principal Paid	40,295,053.72
Total Paid to A-1 Holders	40,851,120.65

Class A-2a
Coupon	4.49000%
Interest Paid	1,159,018.67
Principal Paid	0.00
Total Paid to A-2a Holders	1,159,018.67

Class A-2b
SOFR Rate	4.34867%
Coupon	4.67867%
Interest Paid	414,582.15
Principal Paid	0.00
Total Paid to A-2b Holders	414,582.15

Class A-3
Coupon	4.73000%
Interest Paid	1,654,554.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,654,554.00

Class A-4
Coupon	4.86000%
Interest Paid	361,665.00
Principal Paid	0.00
Total Paid to A-4 Holders	361,665.00

Class B
Coupon	5.08000%
Interest Paid	155,617.33
Principal Paid	0.00
Total Paid to B Holders	155,617.33

Class C
Coupon	5.17000%
Interest Paid	79,187.17
Principal Paid	0.00
Total Paid to C Holders	79,187.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.5750239
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.8842575
Total Distribution Amount	36.4592814

A-1 Interest Distribution Amount	2.3035084
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	166.9223435
Total A-1 Distribution Amount	169.2258519

A-2a Interest Distribution Amount	3.7416667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.7416667

A-2b Interest Distribution Amount	3.7689286
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.7689286

A-3 Interest Distribution Amount	3.9416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.9416667

A-4 Interest Distribution Amount	4.0500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0500000

B Interest Distribution Amount	4.2333332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2333332

C Interest Distribution Amount	4.3083335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3083335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	295.91
Noteholders' Third Priority Principal Distributable Amount	456.14
Noteholders' Principal Distributable Amount	247.95

Account Balances	$ Amount
Reserve Account
Balance as of 03/17/25	3,063,404.27
Investment Earnings	11,060.02
Investment Earnings Paid	(11,060.02)
Deposit/(Withdrawal)	-
Balance as of 04/15/25	3,063,404.27
Change	-

Required Reserve Amount	3,063,404.27